Financial Risk Management - Additional Information (Detail) $ in Millions, ¥ in Billions, TWD in Billions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on financial instruments, net of taxes	€ (19,700,000)	€ 8,400,000	€ (12,100,000)
Derivative instruments release period	12 months
Gain (loss) on foreign currency cash flow hedge ineffectiveness	€ 0	0
Gain (loss) from reclassification adjustment from AOCI on derivatives	3,100,000	(2,400,000)	22,000,000
Gain (loss) from derivative financial instruments measured at fair value	126,400,000	(81,200,000)	(129,900,000)
Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 1 percent point increase in interest rates						€ 2,600,000				€ 7,500,000
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro						(17,000,000)				(23,100,000)
Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax	(12,500,000)	10,400,000	2,000,000
Gain (loss) on financial instruments, net of taxes	(11,200,000)	9,300,000	1,800,000
Gain (Loss) on Derivative Used in Net Investment Hedge, Net of Tax		2,800,000
Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax	0	€ 200,000	€ 0
Gain (Loss) on Derivative Used in Net Investment Hedge, Net of Tax	€ 13,900,000
Forward Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial instruments, notional amount				$ 796.3	TWD 16.6	1,146,200,000	¥ 7.4	$ 965.0	TWD 14.6	1,311,600,000	¥ 1.5
United States of America, Dollars | Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro						(6,500,000)				(15,800,000)
Japan, Yen | Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro						(1,800,000)				1,600,000
Taiwan, New Dollars | Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro						(5,300,000)				(7,000,000)
All Other Types [Member] | Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro						(3,400,000)				(1,900,000)
Equity [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 1 percent point increase in interest rates						100,000				300,000
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro						(5,800,000)				(6,300,000)
Equity [Member] | United States of America, Dollars
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro						15,600,000				17,500,000
Equity [Member] | Japan, Yen
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro						900,000				(400,000)
Equity [Member] | Taiwan, New Dollars
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro						(22,300,000)				(23,400,000)
Equity [Member] | All Other Types [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro						€ 0				€ 0